Disclosure of temporary differences - deferred mining tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Net deferred income tax liability	$ (266,103)	$ (275,433)	$ (253,859)
Mining tax effect of temporary differences recognized [Member] | Canada [Member]
Statement [Line Items]
Net deferred income tax liability	(5,615)	(4,706)
Mining tax effect of temporary differences recognized [Member] | Peru [Member]
Statement [Line Items]
Net deferred income tax liability	$ (11,267)	$ (11,880)